A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 0.6%
5,543	AAR Corporation(a)	$ 370,162
4,684	Hexcel Corporation	348,771
10,989	Spirit AeroSystems Holdings, Inc., Class A(a)	314,285
		1,033,218
	APPAREL & TEXTILE PRODUCTS - 0.6%
78,061	Hanesbrands, Inc.(a)	421,529
3,437	Oxford Industries, Inc.	348,477
5,560	Skechers USA, Inc., Class A(a)	343,664
		1,113,670
	ASSET MANAGEMENT - 1.2%
16,018	B Riley Financial, Inc.(b)	293,610
4,541	Cohen & Steers, Inc.	333,991
15,370	Compass Diversified Holdings	353,510
2,111	Diamond Hill Investment Group, Inc.	305,419
22,997	SLR Investment Corporation	344,035
4,996	Stifel Financial Corporation	378,997
		2,009,562
	AUTOMOTIVE - 1.5%
23,533	Dana, Inc.	294,163
10,575	Gentex Corporation	386,305
6,566	Gentherm, Inc.(a)	373,343
24,075	Goodyear Tire & Rubber Company (The)(a)	286,011
2,451	Lear Corporation	336,645
5,752	Modine Manufacturing Company(a)	516,011
2,750	Visteon Corporation(a)	311,080
		2,503,558
	BANKING - 10.2%
6,300	1st Source Corporation	313,614
6,536	Ameris Bancorp	302,813
3,522	BancFirst Corporation	309,020
10,648	BankUnited, Inc.	285,579
14,619	Byline Bancorp, Inc.	304,660
3,106	City Holding Company	312,091
6,456	Commerce Bancshares, Inc.	335,970

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 10.2% (Continued)
6,662	Community Bank System, Inc.	$ 301,789
5,938	Customers Bancorp, Inc.(a)	322,493
4,797	East West Bancorp, Inc.	349,508
23,789	Farmers National Banc Corporation	320,676
8,658	FB Financial Corporation	308,571
13,912	First Busey Corporation	320,811
22,316	First Commonwealth Financial Corporation	290,777
14,521	First Financial Bancorp	315,106
11,346	First Financial Bankshares, Inc.	351,044
24,417	First Horizon Corporation	344,280
11,255	First Interstate BancSystem, Inc., Class A	296,232
9,319	First Merchants Corporation	309,391
25,053	FNB Corporation	334,207
20,941	Fulton Financial Corporation	322,491
8,332	Glacier Bancorp, Inc.	311,783
9,860	Hilltop Holdings, Inc.	304,477
13,620	Home BancShares, Inc.	319,525
28,414	Hope Bancorp, Inc.	311,702
6,839	Independent Bank Group, Inc.	299,069
6,391	International Bancshares Corporation	331,629
23,424	Lakeland Bancorp, Inc.	273,592
5,301	Lakeland Financial Corporation	337,674
7,553	Live Oak Bancshares, Inc.	300,005
8,223	NBT Bancorp, Inc.	282,789
33,388	New York Community Bancorp, Inc.	159,929
27,621	Northwest Bancshares, Inc.	316,537
10,213	Peoples Bancorp, Inc.	286,679
5,098	Prosperity Bancshares, Inc.	318,166
10,231	Renasant Corporation	323,402
6,138	Republic Bancorp, Inc., Class A	302,358
10,312	S&T Bancorp, Inc.	321,631
12,631	Sandy Spring Bancorp, Inc.	277,629
12,249	Seacoast Banking Corporation of Florida	295,691
5,151	ServisFirst Bancshares, Inc.	325,492

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 10.2% (Continued)
17,339	Simmons First National Corporation, Class A	$ 332,909
11,029	Southside Bancshares, Inc.	316,091
9,189	Synovus Financial Corporation	348,631
5,338	Texas Capital Bancshares, Inc.(a)	313,074
23,516	TFS Financial Corporation	299,829
11,623	Towne Bank	315,100
4,137	UMB Financial Corporation	337,621
9,198	United Bankshares, Inc.	319,079
11,752	United Community Banks, Inc.	305,670
31,773	Valley National Bancorp	260,221
6,783	Webster Financial Corporation	323,142
11,028	WesBanco, Inc.	319,591
6,114	Westamerica BanCorporation	279,471
5,222	Western Alliance Bancorp	301,466
3,724	Wintrust Financial Corporation	358,806
7,841	Zions Bancorp NA	309,171
		17,690,754
	BEVERAGES - 0.2%
369	Coca-Cola Consolidated, Inc.	310,255

	BIOTECH & PHARMA - 5.7%
75,632	ADMA Biologics, Inc.(a)	405,388
15,508	Agios Pharmaceuticals, Inc.(a)	501,219
24,213	Amicus Therapeutics, Inc.(a)	310,411
55,700	Ardelyx, Inc.(a)	519,124
56,978	BioCryst Pharmaceuticals, Inc.(a)	320,786
8,131	Biohaven Ltd.(a)	391,426
4,031	Cytokinetics, Inc.(a)	291,199
21,323	Deciphera Pharmaceuticals, Inc.(a)	355,881
14,387	Exelixis, Inc.(a)	315,075
163,351	Geron Corporation(a)	326,702
9,347	Halozyme Therapeutics, Inc.(a)	372,104
4,839	Intra-Cellular Therapies, Inc.(a)	336,407
30,455	Ironwood Pharmaceuticals, Inc.(a)	287,191

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 5.7% (Continued)
2,615	Neurocrine Biosciences, Inc.(a)	$ 340,996
10,334	Pacira BioSciences, Inc.(a)	307,126
5,696	Prestige Consumer Healthcare, Inc.(a)	396,328
15,121	Protagonist Therapeutics, Inc.(a)	459,376
12,672	PTC Therapeutics, Inc.(a)	357,224
39,192	Revance Therapeutics, Inc.(a)	279,831
15,833	Sage Therapeutics, Inc.(a)	340,093
3,539	Sarepta Therapeutics, Inc.(a)	452,638
16,020	Syndax Pharmaceuticals, Inc.(a)	375,509
18,693	Viking Therapeutics, Inc.(a)	1,440,295
16,618	Xencor, Inc.(a)	381,383
		9,863,712
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
20,792	Hercules Capital, Inc.(b)	375,503
27,173	New Mountain Finance Corporation	350,260
57,680	Prospect Capital Corporation(b)	318,394
		1,044,157
	CABLE & SATELLITE - 0.2%
627	Cable One, Inc.	285,912

	CHEMICALS - 3.8%
11,477	AdvanSix, Inc.	321,126
2,313	Balchem Corporation	363,580
4,131	Cabot Corporation	350,928
10,947	Chemours Company (The)	215,327
4,932	Hawkins, Inc.	346,473
4,251	HB Fuller Company	338,082
7,282	Ingevity Corporation(a)	332,642
2,821	Innospec, Inc.	350,566
2,637	Materion Corporation	354,202
4,904	Minerals Technologies, Inc.	354,853
637	NewMarket Corporation	408,745
12,430	Orion S.A.	280,172
1,617	Quaker Chemical Corporation	324,209

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CHEMICALS - 3.8% (Continued)
2,629	Rogers Corporation(a)	$ 294,632
3,099	RPM International, Inc.	357,470
5,255	Sensient Technologies Corporation	351,454
3,651	Stepan Company	325,669
9,233	Valvoline, Inc.(a)	393,696
1,457	WD-40 Company	391,045
		6,454,871
	COMMERCIAL SUPPORT SERVICES - 2.0%
7,731	ABM Industries, Inc.	319,368
5,896	Brady Corporation, Class A	343,619
3,933	Brink's Company (The)	325,770
5,538	CBIZ, Inc.(a)	418,286
1,396	CorVel Corporation(a)	340,624
3,340	Huron Consulting Group, Inc.(a)	327,754
2,949	Insperity, Inc.	300,179
5,133	Kforce, Inc.	357,462
5,834	Korn Ferry	371,392
1,906	UniFirst Corporation	321,580
		3,426,034
	CONSTRUCTION MATERIALS - 0.9%
1,705	Eagle Materials, Inc.	432,303
17,487	MDU Resources Group, Inc.	379,118
1,749	Simpson Manufacturing Company, Inc.	364,981
8,982	Summit Materials, Inc., Class A(a)	383,621
		1,560,023
	CONSUMER SERVICES - 1.3%
498	Graham Holdings Company, Class B	349,760
2,647	Grand Canyon Education, Inc.(a)	356,816
25,086	Laureate Education, Inc., Class A	336,403
9,399	Matthews International Corporation, Class A	272,007
5,166	Medifast, Inc.	207,105
5,061	Service Corporation International	370,415
10,178	Upbound Group, Inc.	343,609
		2,236,115

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	CONTAINERS & PACKAGING - 0.8%
2,789	AptarGroup, Inc.	$ 391,743
7,629	Silgan Holdings, Inc.	334,989
13,481	TriMas Corporation	316,804
2,002	UFP Technologies, Inc.(a)	417,036
		1,460,572
	ELECTRIC UTILITIES - 1.3%
5,664	ALLETE, Inc.	320,809
6,435	Black Hills Corporation	334,812
3,541	IDACORP, Inc.	311,998
4,812	MGE Energy, Inc.	304,070
9,961	OGE Energy Corporation	327,817
4,517	Ormat Technologies, Inc.	294,283
8,327	PNM Resources, Inc.	304,019
		2,197,808
	ELECTRICAL EQUIPMENT - 2.3%
4,678	AAON, Inc.	392,858
3,161	Advanced Energy Industries, Inc.	319,893
5,315	Alarm.com Holdings, Inc.(a)	402,292
2,154	Atkore International Group, Inc.	364,888
2,245	Badger Meter, Inc.	356,259
4,445	Belden, Inc.	378,625
8,291	Cognex Corporation	327,080
4,563	Itron, Inc.(a)	422,900
2,675	OSI Systems, Inc.(a)	350,907
18,083	SMART Global Holdings, Inc.(a)	384,625
1,652	Watts Water Technologies, Inc., Class A	336,925
		4,037,252
	ENGINEERING & CONSTRUCTION - 2.5%
1,672	Comfort Systems USA, Inc.	511,181
1,602	EMCOR Group, Inc.	502,259
3,912	Exponent, Inc.	316,442
1,888	Installed Building Products, Inc.	451,100
6,237	KBR, Inc.	374,407
4,543	MasTec, Inc.(a)	342,815

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ENGINEERING & CONSTRUCTION - 2.5% (Continued)
2,390	MYR Group, Inc.(a)	$ 388,279
3,103	NV5 Global, Inc.(a)	315,606
10,418	Primoris Services Corporation	411,615
2,070	Tetra Tech, Inc.	367,052
927	TopBuild Corporation(a)	373,006
		4,353,762
	FOOD - 2.1%
6,037	Cal-Maine Foods, Inc.	347,067
6,954	Darling Ingredients, Inc.(a)	294,224
15,367	Flowers Foods, Inc.	344,528
13,181	Fresh Del Monte Produce, Inc.	315,421
31,495	Hain Celestial Group, Inc. (The)(a)	314,950
22,615	Herbalife Ltd.(a)	199,690
3,181	Ingredion, Inc.	374,181
2,055	J & J Snack Foods Corporation	298,139
3,338	John B Sanfilippo & Son, Inc.	341,711
2,046	Lancaster Colony Corporation	423,359
3,930	Post Holdings, Inc.(a)	409,350
		3,662,620
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,872	Louisiana-Pacific Corporation	360,382
4,158	Trex Company, Inc.(a)	381,538
		741,920
	GAS & WATER UTILITIES - 1.5%
4,325	American States Water Company	308,848
3,283	Chesapeake Utilities Corporation	334,964
5,249	Middlesex Water Company	267,122
6,942	National Fuel Gas Company	338,353
7,797	New Jersey Resources Corporation	324,433
5,444	ONE Gas, Inc.	324,462
5,463	Southwest Gas Holdings, Inc.	372,304
5,591	Spire, Inc.	331,658
		2,602,144

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.3%
4,433	Acadia Healthcare Company, Inc.(a)	$ 369,934
3,731	Addus HomeCare Corporation(a)	344,297
3,671	Amedisys, Inc.(a)	341,476
595	Chemed Corporation	372,547
3,083	Ensign Group, Inc. (The)	385,128
5,207	HealthEquity, Inc.(a)	430,151
1,135	Medpace Holdings, Inc.(a)	451,186
3,762	National HealthCare Corporation	371,159
21,809	NeoGenomics, Inc.(a)	340,220
18,056	Owens & Minor, Inc.(a)	439,303
15,562	Premier, Inc., Class A	324,623
9,890	RadNet, Inc.(a)	374,435
14,681	Select Medical Holdings Corporation	399,764
10,874	Surgery Partners, Inc.(a)	337,420
4,561	Tenet Healthcare Corporation(a)	424,173
		5,705,816
	HEALTH CARE REIT - 1.3%
15,393	CareTrust REIT, Inc.	347,266
12,901	Community Healthcare Trust, Inc.	350,133
69,955	Medical Properties Trust, Inc.(b)	294,511
6,126	National Health Investors, Inc.	352,061
11,217	Omega Healthcare Investors, Inc.	349,073
25,762	Physicians Realty Trust	289,307
24,055	Sabra Health Care REIT, Inc.	333,883
		2,316,234
	HOME & OFFICE PRODUCTS - 0.6%
8,299	HNI Corporation	371,878
39,780	Newell Brands, Inc.	298,350
6,755	Tempur Sealy International, Inc.	367,945
		1,038,173
	HOME CONSTRUCTION - 3.2%
3,531	Armstrong World Industries, Inc.	425,874
4,539	Fortune Brands Innovations, Inc.	369,202
6,665	Green Brick Partners, Inc.(a)	389,903

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	HOME CONSTRUCTION - 3.2% (Continued)
5,669	Griffon Corporation	$ 404,767
18,281	JELD-WEN Holding, Inc.(a)	332,714
5,530	KB Home	367,358
2,592	LGI Homes, Inc.(a)	295,721
2,512	M/I Homes, Inc.(a)	318,999
4,085	Masonite International Corporation(a)	532,029
1,987	Meritage Homes Corporation	313,270
3,455	Patrick Industries, Inc.	414,393
8,462	PGT Innovations, Inc.(a)	353,458
6,465	Taylor Morrison Home Corporation(a)	365,984
3,366	Toll Brothers, Inc.	385,878
9,748	Tri Pointe Homes, Inc.(a)	344,884
		5,614,434
	HOTEL REIT - 0.8%
36,464	DiamondRock Hospitality Company	342,762
29,311	RLJ Lodging Trust	347,922
3,130	Ryman Hospitality Properties, Inc.	370,842
25,166	Xenia Hotels & Resorts, Inc.	386,046
		1,447,572
	HOUSEHOLD PRODUCTS - 1.4%
6,915	Central Garden & Pet Company(a)	303,361
1,797	Central Garden & Pet Company, Class A(a)	67,729
9,534	Edgewell Personal Care Company	364,103
10,930	Energizer Holdings, Inc.	312,052
2,858	Helen of Troy Ltd.(a)	357,250
2,404	Inter Parfums, Inc.	352,715
17,884	Nu Skin Enterprises, Inc., Class A	223,550
11,230	Quanex Building Products Corporation	388,333
		2,369,093
	INDUSTRIAL INTERMEDIATE PROD - 1.0%
2,515	Chart Industries, Inc.(a)	359,293
2,200	Enpro, Inc.	342,804
4,368	Gibraltar Industries, Inc.(a)	338,302
4,324	Timken Company (The)	363,172

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.0% (Continued)
1,472	Valmont Industries, Inc.	$ 311,961
		1,715,532
	INDUSTRIAL REIT - 0.6%
1,873	EastGroup Properties, Inc.	329,067
6,523	First Industrial Realty Trust, Inc.	345,719
6,113	Rexford Industrial Realty, Inc.	311,029
		985,815
	INDUSTRIAL SUPPORT SERVICES - 0.6%
2,006	Applied Industrial Technologies, Inc.	380,919
7,055	Textainer Group Holdings Ltd.	352,045
1,986	WESCO International, Inc.	296,887
		1,029,851
	INFRASTRUCTURE REIT - 0.2%
59,329	Uniti Group, Inc.	347,668

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,021	Evercore, Inc., Class A	378,088
5,454	SEI Investments Company	366,782
		744,870
	INSURANCE - 3.9%
7,391	AMERISAFE, Inc.	389,949
2,057	Assurant, Inc.	373,243
12,349	CNO Financial Group, Inc.	329,595
8,820	Employers Holdings, Inc.	403,162
51,766	Genworth Financial, Inc., Class A(a)	318,361
2,862	Hanover Insurance Group, Inc. (The)	376,267
10,578	Horace Mann Educators Corporation	382,818
7,092	Kemper Corporation	406,584
1,038	Kinsale Capital Group, Inc.	535,795
9,296	Mercury General Corporation	452,622
719	National Western Life Group, Inc., Class A	349,132
11,654	NMI Holdings, Inc., Class A(a)	350,552
1,680	Primerica, Inc.	412,037
25,042	ProAssurance Corporation	308,768

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 3.9% (Continued)
2,146	Reinsurance Group of America, Inc.	$ 379,520
2,595	RLI Corporation	380,038
4,585	Safety Insurance Group, Inc.	376,704
11,324	Trupanion, Inc.(a)	302,917
		6,828,064
	INTERNET MEDIA & SERVICES - 0.2%
18,277	Cars.com, Inc.(a)	335,200

	LEISURE FACILITIES & SERVICES - 1.8%
9,864	Cheesecake Factory, Inc. (The)	348,988
24,602	Cinemark Holdings, Inc.(a)	428,320
4,240	Jack in the Box, Inc.	309,520
4,050	Marriott Vacations Worldwide Corporation	377,420
4,538	Papa John's International, Inc.	326,237
5,741	St Joe Company (The)	309,268
2,843	Texas Roadhouse, Inc.	424,659
6,523	United Parks & Resorts, Inc.(a)	334,956
17,755	Wendy's Company (The)	321,543
		3,180,911
	LEISURE PRODUCTS - 1.0%
3,564	Brunswick Corporation	311,494
5,095	Fox Factory Holding Corporation(a)	257,756
3,672	Polaris, Inc.	340,431
2,932	Thor Industries, Inc.	375,824
11,555	Vista Outdoor, Inc.(a)	360,516
		1,646,021
	MACHINERY - 4.1%
2,856	AGCO Corporation	313,303
3,517	Albany International Corporation, Class A	330,141
8,859	Columbus McKinnon Corporation	370,040
2,945	Crane Company	357,994
1,549	Curtiss-Wright Corporation	365,982
5,294	Donaldson Company, Inc.	379,156
18,202	Energy Recovery, Inc.(a)	284,497

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MACHINERY - 4.1% (Continued)
2,948	ESCO Technologies, Inc.	$ 300,372
3,575	Franklin Electric Company, Inc.	371,657
3,982	Graco, Inc.	363,397
7,242	Hillenbrand, Inc.	344,357
3,464	John Bean Technologies Corporation	351,527
1,231	Kadant, Inc.	415,216
13,462	Kennametal, Inc.	339,781
1,586	Lincoln Electric Holdings, Inc.	406,968
2,667	Lindsay Corporation	318,200
2,173	Standex International Corporation	375,929
3,755	Tennant Company	425,029
6,004	Terex Corporation	344,329
3,611	Toro Company (The)	333,331
		7,091,206
	MEDICAL EQUIPMENT & DEVICES - 1.7%
4,420	Glaukos Corporation(a)	391,569
6,448	Globus Medical, Inc., Class A(a)	348,128
4,037	Haemonetics Corporation(a)	294,620
3,497	ICU Medical, Inc.(a)	381,977
7,963	Integra LifeSciences Holdings Corporation(a)	293,914
18,223	Myriad Genetics, Inc.(a)	381,407
17,054	Neogen Corporation(a)	293,158
28,217	Pulse Biosciences, Inc.(a),(b)	278,784
12,597	Veracyte, Inc.(a)	296,659
		2,960,216
	METALS & MINING - 0.9%
105,302	Coeur Mining, Inc.(a)	272,732
13,690	Compass Minerals International, Inc.	312,132
1,624	Encore Wire Corporation	391,384
71,612	Hecla Mining Company	253,506
2,852	Royal Gold, Inc.	292,701
		1,522,455
	MORTGAGE FINANCE - 0.9%
29,325	Apollo Commercial Real Estate Finance, Inc.	328,733

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MORTGAGE FINANCE - 0.9% (Continued)
33,024	Ares Commercial Real Estate Corporation	$ 249,001
30,652	MFA Financial, Inc.	343,916
23,033	PennyMac Mortgage Investment Trust	325,456
46,503	Redwood Trust, Inc.	285,063
		1,532,169
	MULTI ASSET CLASS REIT - 0.5%
27,867	Armada Hoffler Properties, Inc.	283,686
23,654	Elme Communities	304,664
34,775	LXP Industrial Trust	301,152
		889,502
	OFFICE REIT - 1.5%
15,304	American Assets Trust, Inc.	330,107
63,945	Brandywine Realty Trust	274,964
23,730	Douglas Emmett, Inc.	313,711
35,376	Empire State Realty Trust, Inc., Class A	352,699
18,053	Equity Commonwealth(a)	339,938
14,968	Highwoods Properties, Inc.	365,968
20,181	JBG SMITH Properties	334,601
8,595	Kilroy Realty Corporation	325,665
		2,637,653
	OIL & GAS PRODUCERS - 1.0%
9,487	Par Pacific Holdings, Inc.(a)	342,670
11,971	SilverBow Resources, Inc.(a)	339,857
8,898	SM Energy Company	389,466
52,769	Southwestern Energy Company(a)	367,800
15,209	World Kinect Corporation	370,491
		1,810,284
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
14,838	Dril-Quip, Inc.(a)	335,339
16,137	Oceaneering International, Inc.(a)	318,867
47,370	RPC, Inc.	350,064
45,504	Select Water Solutions, Inc., Class A	388,604
76,456	TETRA Technologies, Inc.(a)	298,178
4,793	Tidewater, Inc.(a)	335,654

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.4% (Continued)
30,489	US Silica Holdings, Inc.(a)	$ 350,624
		2,377,330
	PUBLISHING & BROADCASTING - 0.2%
9,245	Scholastic Corporation	364,623

	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
2,883	McGrath RentCorporation	358,876

	RENEWABLE ENERGY - 0.6%
10,838	Ameresco, Inc., Class A(a)	227,164
3,416	EnerSys	313,862
13,630	Green Plains, Inc.(a)	290,319
71,361	SunPower Corporation(a),(b)	221,933
		1,053,278
	RESIDENTIAL REIT - 0.6%
22,388	Independence Realty Trust, Inc.	327,760
9,887	NexPoint Residential Trust, Inc.	288,799
22,533	UMH Properties, Inc.	347,008
		963,567
	RETAIL - CONSUMER STAPLES - 1.1%
1,256	Casey's General Stores, Inc.	382,439
4,025	Ingles Markets, Inc., Class A	309,965
4,544	Ollie's Bargain Outlet Holdings, Inc.(a)	364,292
7,185	Sprouts Farmers Market, Inc.(a)	448,632
5,441	Weis Markets, Inc.	353,339
		1,858,667
	RETAIL - DISCRETIONARY - 2.4%
1,539	Asbury Automotive Group, Inc.(a)	321,389
1,944	Avis Budget Group, Inc.	210,030
1,780	Burlington Stores, Inc.(a)	365,078
854	Dillard's, Inc., Class A	354,179
4,169	GMS, Inc.(a)	372,333
9,405	La-Z-Boy, Inc.	357,296
1,055	Lithia Motors, Inc.	315,508

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
11,866	Monro, Inc.	$ 398,343
16,451	National Vision Holdings, Inc.(a)	384,953
6,943	Rush Enterprises, Inc., Class A	338,124
26,314	Sally Beauty Holdings, Inc.(a)	332,346
6,145	Sonic Automotive, Inc., Class A	322,613
		4,072,192
	RETAIL REIT - 1.7%
20,182	Acadia Realty Trust	330,783
1,585	Alexander's, Inc.	350,364
13,660	Four Corners Property Trust, Inc.	330,299
15,009	Kite Realty Group Trust	321,343
22,330	Macerich Company (The)	366,435
8,010	NNN REIT, Inc.	325,927
24,508	Retail Opportunity Investments Corporation	316,888
8,793	Saul Centers, Inc.	318,219
12,422	Tanger Factory Outlet Centers, Inc.	357,878
		3,018,136
	SEMICONDUCTORS - 3.6%
13,157	Aehr Test Systems(a)	214,064
10,370	Amkor Technology, Inc.	321,677
4,148	Cirrus Logic, Inc.(a)	380,869
9,728	Cohu, Inc.(a)	312,561
4,270	Diodes, Inc.(a)	290,275
8,248	FormFactor, Inc.(a)	354,911
3,802	Impinj, Inc.(a)	415,254
3,175	IPG Photonics Corporation(a)	274,161
4,969	Lattice Semiconductor Corporation(a)	380,675
14,549	MaxLinear, Inc.(a)	282,833
3,342	MKS Instruments, Inc.	410,264
11,050	Photronics, Inc.(a)	318,130
4,191	Power Integrations, Inc.	299,489
15,823	Semtech Corporation(a)	335,448
2,608	Silicon Laboratories, Inc.(a)	358,704
1,801	Universal Display Corporation	314,130

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 3.6% (Continued)
11,185	Veeco Instruments, Inc.(a)	$ 405,009
14,348	Vishay Intertechnology, Inc.	312,069
7,883	Wolfspeed, Inc.(a)	205,116
		6,185,639
	SOFTWARE - 4.4%
11,317	ACI Worldwide, Inc.(a)	372,442
7,366	Alteryx, Inc., Class A(a)	353,863
3,963	Blackbaud, Inc.(a)	274,160
7,875	Calix, Inc.(a)	274,601
4,330	CommVault Systems, Inc.(a)	414,424
13,248	Digi International, Inc.(a)	391,611
5,521	Donnelley Financial Solutions, Inc.(a)	356,436
3,168	Guidewire Software, Inc.(a)	378,069
1,604	Manhattan Associates, Inc.(a)	406,341
556	MicroStrategy, Inc., Class A(a)	568,700
12,829	Model N, Inc.(a)	315,080
9,147	Omnicell, Inc.(a)	240,017
10,738	PDF Solutions, Inc.(a)	364,985
7,085	Pegasystems, Inc.	460,809
6,388	Progress Software Corporation	340,864
8,913	PROS Holdings, Inc.(a)	318,640
7,900	Q2 Holdings, Inc.(a)	365,217
1,756	Qualys, Inc.(a)	301,786
6,036	Rapid7, Inc.(a)	353,589
1,783	SPS Commerce, Inc.(a)	330,140
7,643	Varonis Systems, Inc.(a)	388,264
		7,570,038
	SPECIALTY FINANCE - 1.7%
6,923	Encore Capital Group, Inc.(a)	332,304
6,259	Enova International, Inc.(a)	395,883
6,536	Essent Group Ltd.	350,134
1,807	Federal Agricultural Mortgage Corporation, Class C	323,218
5,369	First American Financial Corporation	313,603
17,927	MGIC Investment Corporation	356,568

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SPECIALTY FINANCE - 1.7% (Continued)
3,938	Nelnet, Inc., Class A	$ 338,156
3,109	Walker & Dunlop, Inc.	296,536
2,669	World Acceptance Corporation(a)	319,639
		3,026,041
	SPECIALTY REIT - 0.2%
3,250	Lamar Advertising Company, Class A	359,288

	STEEL - 0.6%
7,573	ATI, Inc.(a)	372,440
6,884	Commercial Metals Company	371,736
14,680	Metallus, Inc.(a)	319,290
		1,063,466
	TECHNOLOGY HARDWARE - 3.4%
2,831	Arrow Electronics, Inc.(a)	332,643
12,497	Benchmark Electronics, Inc.	383,783
19,497	Extreme Networks, Inc.(a)	246,442
1,944	F5, Inc.(a)	363,956
26,542	Harmonic, Inc.(a)	348,496
72,450	Infinera Corporation(a)	363,699
3,205	InterDigital, Inc.	342,999
19,263	Knowles Corporation(a)	314,757
6,559	Lumentum Holdings, Inc.(a)	317,915
20,387	NCR Voyix Corporation(a)	297,854
15,768	NetScout Systems, Inc.(a)	341,377
7,939	PAR Technology Corporation(a)	347,887
3,206	Plexus Corporation(a)	302,646
1,217	Super Micro Computer, Inc.(a)	1,054,068
21,863	TTM Technologies, Inc.(a)	324,666
12,443	ViaSat, Inc.(a)	243,510
		5,926,698
	TECHNOLOGY SERVICES - 2.2%
1,073	CACI International, Inc., Class A(a)	402,213
6,513	CSG Systems International, Inc.	355,349
11,197	ExlService Holdings, Inc.(a)	348,451

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 2.2% (Continued)
9,955	Genpact Ltd.	$ 338,470
2,585	ICF International, Inc.	400,287
2,127	Jack Henry & Associates, Inc.	369,609
1,182	MarketAxess Holdings, Inc.	252,251
4,122	MAXIMUS, Inc.	344,847
5,233	Perficient, Inc.(a)	339,465
77,860	Sabre Corporation(a)	206,329
1,770	WEX, Inc.(a)	388,922
		3,746,193
	TELECOMMUNICATIONS - 0.8%
20,535	EchoStar Corporation, Class A(a)	269,214
178,852	Globalstar, Inc.(a)	279,009
8,367	Iridium Communications, Inc.	242,225
16,031	Shenandoah Telecommunications Company	299,138
18,898	Telephone and Data Systems, Inc.	289,139
		1,378,725
	TIMBER REIT - 0.2%
10,317	Rayonier, Inc.	355,214

	TRANSPORTATION & LOGISTICS - 2.2%
19,590	Air Transport Services Group, Inc.(a)	236,451
4,196	Allegiant Travel Company	305,385
7,931	Dorian, L.P.G Ltd.	286,706
5,510	Forward Air Corporation	204,586
24,258	Heartland Express, Inc.	310,017
7,526	Hub Group, Inc., Class A(a)	320,081
5,995	Knight-Swift Transportation Holdings, Inc.	337,758
1,786	Landstar System, Inc.	339,697
3,166	Matson, Inc.	351,584
3,026	Ryder System, Inc.	345,267
790	Saia, Inc.(a)	454,567
8,150	Werner Enterprises, Inc.	327,141
		3,819,240

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares				Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.7%
5,936	Allison Transmission Holdings, Inc.			$ 447,159
13,035	Trinity Industries, Inc.			330,828
13,560	Wabash National Corporation			369,917
				1,147,904
	WHOLESALE - CONSUMER STAPLES - 0.2%
6,058	Andersons, Inc. (The)			334,886

	WHOLESALE - DISCRETIONARY - 0.4%
4,369	ePlus, Inc.(a)			359,962
23,380	OPENLANE, Inc.(a)			357,013
				716,975

	TOTAL COMMON STOCKS (Cost $158,106,863)			172,033,634

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company - CVR(a)(g) (Cost $0)	1/23/2031	$12.00	–(f)

	COLLATERAL FOR SECURITITES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
1,478,351	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $1,478,351)(c)(e)			1,478,351

	TOTAL INVESTMENTS - 100.3% (Cost $159,585,214)			$ 173,511,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(429,639)
	NET ASSETS - 100.0%			$ 173,082,346

CVR	- Contingent Value Right
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $1,432,473.
(c)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $1,478,351 at February 29, 2024.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of February 29, 2024.
(f)	Amount represents less than $1.
(g)	The fair value of this investment is determined using significant unobservable inputs.